Gross Carrying Amount, Accumulated Amortization and Net Carrying Amount, in Total and by Major Class of Intangible Assets (Detail) In Millions, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 INR	Mar. 31, 2012 INR	Mar. 31, 2013 Branch network USD ($)	Mar. 31, 2013 Branch network INR	Mar. 31, 2012 Branch network INR	Mar. 31, 2013 Customer list USD ($)	Mar. 31, 2013 Customer list INR	Mar. 31, 2012 Customer list INR	Mar. 31, 2013 Core deposit USD ($)	Mar. 31, 2013 Core deposit INR	Mar. 31, 2012 Core deposit INR	Mar. 31, 2013 Favorable leases USD ($)	Mar. 31, 2013 Favorable leases INR	Mar. 31, 2012 Favorable leases INR
Acquired Finite-Lived Intangible Assets [Line Items]
Gross carrying amount		16,002.0	16,002.0		8,335.0	8,335.0		2,710.0	2,710.0		4,414.0	4,414.0		543.0	543.0
Accumulated amortization		14,232.5	11,928.0		6,744.5	5,356.0		2,710.0	2,710.0		4,288.0	3,406.0		490.0	456.0
Net carrying amount	$ 32.5	1,769.5	4,074.0	$ 29.2	1,590.5	2,979.0	$ 0	0	0	$ 2.3	126.0	1,008.0	$ 1.0	53.0	87.0